ACCRUED LIABILITIES AND OTHER PAYABLES (Tables)	6 Months Ended
Apr. 30, 2025
ACCRUED LIABILITIES AND OTHER PAYABLES
Summary of accrued liabilities and other payables

	April 30, 2025	October 31, 2024
Accrued professional service fees	$445,025	$537,315
Insurance premiums payable	31,575	506,047
Interest payable – third party and related party	10,616	1,560
Working capital borrowings from employees	235,723	332,571
Expenses paid by third parties on the Company’s behalf	—	178,339
Other	59,360	7,688
	$782,299	$1,563,520